UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period: 5/31/13

Item 1.  Reports to Stockholders.

Braver Tactical Opportunity Fund

Annual Report

May 31, 2013

1-855-294-7539

www.bravercapital.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Braver Shareholder,

                                    July 15, 2013

Thank you for your interest and investment in the Braver Tactical Opportunity Fund.  We appreciate your business and the trust that you have placed in us.  We will work diligently in our efforts to seek delivery of the Fund’s objectives.

12 Month Market Overview

The U.S. Equity markets have experienced a strong and mostly uninterrupted advance that began in mid-November of 2012.  This advance is being led mostly by the impressive stimulus of low interest rates and confidence across the financial community that central banks around the globe will keep liquidity strong until global economies have improved.  The U.S. economy and financial markets have represented the ‘best house’ on an otherwise bad street from a global perspective.  Europe continues to struggle through debt problems and the emerging markets have shown weakness led by China.  These global issues have created additional demand for U.S. equities and financial assets not only from domestic investors but international buyers as well.   On the fixed income side of the markets, returns have been lackluster as many investors have begun to grow concerned over the eventual likelihood of a rising interest rate environment off of historical low yields.

Looking forward, global economies are slowly improving and financial assets have gained momentum and return from these trends.   The U.S. economy has had disappointing growth of just 1.5% to 2% but it is growth nonetheless and our financial system is dramatically improved from the depths of 2008-2009.  U.S. corporations have driven strong profitability as they continue to manage their cost structures very well after tremendous forced restructuring from the 2008-2009 recession.  These positive trends have led to strong earnings growth for U.S. corporations and investors have bid up share prices accordingly.  U.S. Equity prices are now more fully valued than they were just 12 months ago and accelerated economic and global business demand is likely needed to keep prices ascending.  Looking forward, U.S. equity investors will likely face the challenges of the end of historically low interest rates and perhaps a change in direction from the Federal Reserve Bank.  This change in stimulus and tone could give equity investors some concern in the face of more full valuations especially if global growth remains constrained.

On the fixed income front, bond markets are beginning to adjust to the reality of an improved global environment and an eventual slowdown in the massive central bank stimulus of the past five years.  The U.S. Federal Reserve bank has begun to discuss their ‘tapering’ plan to bring interest rates higher and back to more normal and sustainable levels over a period of time.  This change in direction is a concern for fixed income investors and prices will likely remain volatile as the market digests this information.

Strategy Commentary and Performance

The Braver Tactical Opportunity Fund is a multi-model portfolio that invests in ETFs that track domestic equities, sectors, and fixed income.  The goal is to provide consistent returns while limiting drawdowns by following a strict quantitative investment process.  For the fiscal period ending May 31, 2013 the portfolio was up 10.88% while our benchmark, the BarclayHedge Equity Long/Short Index, was up 10.66%.  Since our fund launched on July 20, 2012, the fiscal period ending May 31, 2013 was a shortened period and the above results represent the time period from July 20, 2012 through May 31, 2013.   The benchmark index can only be tracked on a monthly basis so the benchmark time period runs from July 31, 2012 through May 31, 2013.

Due to a strong upward trending equity market environment, our strategy remained more fully invested than normal during the fiscal year. On average, 37% of the portfolio was exposed to cash holdings which is much lower than the historical average of slightly more than 50%.  This higher than normal exposure to risk in an impressive uptrend for U.S. equities led to double digit returns.  For August and September we were highly invested between 70-85% while the share price of the S&P 500 index was generally increasing. As price volatility increased, the equity markets started to decline in October and November of 2012.  Our models signaled increased risk and we reduced our equity exposure to risk as the models signaled sells throughout these two months.  We were 100% invested in money markets by the 12th of November 2012. The S&P 500 continued to decline and the S&P 500 bottomed on the 15th.  The short-term weakness in the S&P 500 did not persist and after reaching the lows on the 15th, the S&P 500 price turned upward and our models increased our exposure to risk only a few days later.  From that point forward, the S&P stayed in an impressive uptrend with a few slight corrections.  This type of linear upward price movement without much pause since November is unusual for the S&P 500 and does not always represent our best opportunity for outperformance. Our models were able to reinvest as prices steadily rose to capture a portion of the impressive gains in the equity markets from mid-November of 2012 through May 31, 2013.

Despite all the economic and political concerns around the globe the S&P exhibited very little volatility, which is a negative for our models.  Volatility and persistent trends give the models an opportunity to find mispriced assets and exploit those opportunities.  Even though the lack of volatility is not our best opportunity for adding value for investors, we are pleased that the models were able to partially engage in this uptrend and capture solid returns.

Outlook

We expect the markets to become more volatile as investors begin to focus on rising interest rates, Fed ‘tapering’ and general market risk. An increase in volatility could present a positive catalyst for our strategy versus the benchmark portfolio, especially if the moves are persistent, which would give our models an opportunity to adjust to changing market conditions.

Sincerely,

BRAVER CAPITAL MANAGEMENT

Andrew Griesinger

Chief Quantitative Officer

David J. D’Amico, CFA

President & Chief Market Strategist

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index, and unmanaged index returns do not reflect any fees, expenses or sales charges.

The BarclayHedge Equity Long/Short Index is an index compiled using the actual returns from hedge funds that focus on equity-oriented investing on both the long and short sides of the market. Only funds that provide net returns are included in the index calculation.

1883-NLD-08/05/2013

BRAVER TACTICAL OPPORTUNITY FUND
PORTFOLIO REVIEW (Unaudited)
May 31, 2013

The Fund's performance figures* for the period ended May 31, 2013, as compared to its benchmark:

	Since Inception **
Braver Tactical Opportunity Fund - Class N	10.88%
S&P 500 Total Return Index (1)	22.06%
BarclayHedge Equity Long/Short Index (1)	10.66%	(2)

Comparison of the Change in Value of a $10,000 Investment

*

The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  The total operating expenses as stated in the fee table to the Fund's prospectus dated July 20, 2012 are 1.50% for the Class N shares.  For performance information current to the most recent month-end, please call 1-855-294-7539

**	Inception date is July 20, 2012.
(1)

The S&P 500 Total Return Index and the BarclayHedge Equity Long/Short Index are unmanaged indexes. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

(2)	Inception performance for the BarclayHedge Equity Long/Short Index is as of July 31, 2012.

Holdings By Asset Type	% of Net Assets
Exchange Traded Funds	58.1%
Short-Term Investments	27.3%
Other Assets Less Liabilities	14.6%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

BRAVER TACTICAL OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
May 31, 2013

Shares		Value

	EXCHANGE TRADED FUNDS - 58.1%
	EQUITY FUNDS - 58.1%
23,757	iShares Russell 2000 Growth Index Fund	$ 2,672,425
31,254	iShares Russell 1000 Value Index Fund	2,643,776
30,692	iShares Russell 2000 Value Index Fund	2,649,333
16,115	SPDR S&P 500 ETF Trust	2,630,613
	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,060,768)	10,596,147

	SHORT-TERM INVESTMENTS - 27.3%
	MONEY MARKET FUND - 27.3%
4,986,091	Fidelity Government Institutional Money Market Fund, 0.10%*	4,986,091
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,986,091)

	TOTAL INVESTMENTS - 85.4% (Cost - $15,046,859) (a)	$ 15,582,238
	OTHER ASSETS LESS LIABILITIES - 14.6%	2,656,390
	NET ASSETS - 100.0%	$ 18,238,628

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,052,924 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 529,314
	Unrealized depreciation	-
	Net unrealized appreciation	$ 529,314

* Interest rate reflects seven-day effective yield on May 31, 2013.

See accompanying notes to financial statements.

BRAVER TACTICAL OPPORTUNITY FUND
STATEMENT OF ASSETS & LIABILITIES
May 31, 2013

ASSETS
Investment securities:
At cost	$ 15,046,859
At value	$ 15,582,238
Receivable for securities sold	2,688,553
Dividends and interest receivable	527
Receivable for fund shares sold	3,405
Prepaid expenses and other assets	20,678
TOTAL ASSETS	18,295,401

LIABILITIES
Fees payable to other affiliates	23,259
Investment advisory fees payable	5,217
Distribution (12b-1) fees payable	3,441
Accrued expenses and other liabilities	24,856
TOTAL LIABILITIES	56,773
NET ASSETS	$ 18,238,628

NET ASSETS CONSIST OF:
Paid in capital	$ 17,360,864
Accumulated net realized gain from security transactions	342,385
Net unrealized appreciation of investments	535,379
NET ASSETS	$ 18,238,628

NET ASSET VALUE PER SHARE:
Class N Shares:
Net Assets	$ 18,238,628
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,647,568
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 11.07

See accompanying notes to financial statements.

BRAVER TACTICAL OPPORTUNITY FUND
STATEMENT OF OPERATIONS (a)
For the Period Ended May 31, 2013

INVESTMENT INCOME
Interest	$ 3,051
Dividends	82,896
TOTAL INVESTMENT INCOME	85,947

EXPENSES
Investment advisory fees	57,583
Distribution (12b-1) fees:
Class N	16,936
Administrative services fees	32,547
Accounting services fees	20,773
Transfer agent fees	19,121
Legal fees	17,823
Registration fees	15,001
Audit fees	14,001
Professional fees	13,500
Printing and postage expenses	7,500
Custodian fees	5,274
Trustees fees and expenses	4,274
Shareholder reporting expenses	1,002
Insurance expense	499
Other expenses	2,501
TOTAL EXPENSES	228,335

Plus: Fees waived/reimbursed by the Advisor	(126,346)

NET EXPENSES	101,989

NET INVESTMENT LOSS	(16,042)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	371,536
Net change in unrealized appreciation on investments	535,379
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	906,915

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 890,873

(a)	The Braver Tactical Opportunity Fund commenced operations on July 20, 2012.

See accompanying notes to financial statements.

BRAVER TACTICAL OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
May 31, 2013 (a)
FROM OPERATIONS:
Net investment loss	$ (16,042)
Net realized gain from investments	371,536
Net change in unrealized appreciation on investments	535,379
Net increase in net assets resulting from operations	890,873

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,670)
From net realized gains	(1,439)
Net decrease in net assets resulting from distributions to shareholders	(13,109)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	17,861,221
Reinvestment of distributions	10,834
Payments for shares redeemed	(511,191)
Net increase in net assets resulting from shares of beneficial interest	17,360,864

TOTAL INCREASE IN NET ASSETS	18,238,628

NET ASSETS
Beginning of Period	-
End of Period*	$ 18,238,628
*Includes accumulated net investment loss of:	$ -

SHARE ACTIVITY
Shares Sold	1,693,995
Shares Reinvested	1,062
Shares Redeemed	(47,489)
Net increase in shares of beneficial interest outstanding	1,647,568

(a)	The Braver Tactical Opportunity Fund commenced operations on July 20, 2012.

See accompanying notes to financial statements.

BRAVER TACTICAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

For the
Period Ended
Class N Shares	May 31, 2013 (1)

Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment loss (2)	(0.02)
Net realized and unrealized
gain on investments	1.10
Total from investment operations	1.08

Less distributions from:
Net investment income	(0.01)
Net realized gains (3)	(0.00)
Total distributions	(0.01)

Net asset value, end of period	$ 11.07

Total return (4,5)	10.88%

Net assets, at end of period (000s)	$ 18,239

Ratio of gross expenses to average
net assets (6,7,8)	3.36%
Ratio of net expenses to average
net assets (7,8)	1.50%
Ratio of net investment loss
to average net assets (7,9)	(0.23)%

Portfolio Turnover Rate (5)	548%

(1)	The Braver Tactical Opportunity Fund commenced operations on July 20, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized.
(8)	Does not include the expenses of other investment companies in which the Fund invests.
(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

BRAVER TACTICAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2013

1.

ORGANIZATION

The Braver Tactical Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund currently offers one class of shares: Class N shares which are offered at net asset value.  The Fund’s investment objective is to seek long-term capital appreciation with an emphasis on capital preservation and risk control.  The Fund commenced operations on July 20, 2012.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the

BRAVER TACTICAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2013

fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BRAVER TACTICAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2013 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 10,596,147	-	-	$ 10,596,147
Money Market Funds	4,986,091	-	-	4,986,091
Total	$ 15,582,238	-	-	$ 15,582,238

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Fund in its 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments.  The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

BRAVER TACTICAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2013

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended May 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $39,041,504 and $29,352,273, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Braver Wealth Management, LLC serves as the Fund’s investment advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets. For the period ended May 31, 2013, the Fund incurred $57,583 of advisory fees.

The Fund’s advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2013, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, borrowing interest, brokerage fees and commissions, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.50% for Class N; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  For the period ended May 31, 2013, expenses of $126,346 incurred by the Fund were waived or reimbursed by the Advisor, all of which is subject to recapture by May 31, 2016.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class N shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

BRAVER TACTICAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2013

Effective October 2012 each Trustee who is not an interested person of the Trust or Advisor will receive a quarterly fee of $4,000, allocated to all Funds in the Trust, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The Audit Committee Chairman receives a $4,000 additional annual fee.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Prior to October 2012, each Trustee who is not affiliated with the Trust or Advisor received a quarterly fee of $2,000, as well as reimbursement for any reasonable expenses incurred attending the meetings, which was paid at the beginning of each calendar quarter. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Fidelity Government Institutional Money Market Fund.  The Fund may redeem its investment from the Fidelity Government Institutional Money Market Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Government Institutional Money Market Fund.  The financial statements of the Fidelity Government Institutional Money Market Fund, including the portfolio of investments, can be found at Fidelity’s website www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of May 31, 2013 the percentage of the Fund’s net assets invested in the Fidelity Government Institutional Money Market Fund was 27.3%.

6. TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended May 31, 2013 was as follows:

Fiscal Period Ended
May 31, 2013
Ordinary Income	$ 13,109
Long-Term Capital Gain	-
$ 13,109

BRAVER TACTICAL OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2013

As of May 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Loss	Book/Tax	and	Appreciation/	Accumulated
Income	Capital Gains	Carry Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ 348,450	$ -	$ -	$ -	$ -	$ 529,314	$ 877,764

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain from security transactions is primarily attributable to the tax deferral of losses on wash sales and the treatment of short-term capital gains as ordinary income for tax purposes.

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and reclassification of distributions, resulted in reclassification for the period ended May 31, 2013 as follows:

Undistributed	Accumulated Net	Paid
Net Investment	Realized Gain From	In
Income (Loss)	Security Transacations	Capital
$ 27,712	$ (27,712)	$ -

7. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Braver Tactical Opportunity Fund

and the Board of Trustees of Northern Lights Fund Trust II

We have audited the accompanying statement of assets and liabilities of Braver Tactical Opportunity Fund (the “Fund”), a series of shares of beneficial interest of Northern Lights Fund Trust II, including the portfolio of investments, as of May 31, 2013, and the related statements of operations and changes in net assets, and the financial highlights for the period July 20, 2012 (commencement of operations) through May 31, 2013.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2013 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Braver Tactical Opportunity Fund as of May 31, 2013, the results of its operations, the changes in its net assets, and its financial highlights for the period July 20, 2012 through May 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

July 29, 2013

BRAVER TACTICAL OPPORTUNITY FUND

SUPPLEMENTAL INFORMATION

May 31, 2013 (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 23, 2012, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Braver Tactical Opportunity Fund (the “Fund”) and Braver Wealth Management, LLC (“Braver Wealth”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included due diligence materials relating to Braver Wealth (including due diligence questionnaires completed by Braver Wealth, select financial information of Braver Wealth, bibliographic information regarding Braver Wealth’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of the information provided by Braver Wealth, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund. The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by Braver Wealth related to the proposed Investment Advisory Agreement with the Trust, including, a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process.  The Board discussed the extent of Braver Wealth’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  Additionally, the Board received satisfactory responses from representatives of Braver Wealth with respect to a series of important questions, including: whether Braver Wealth was involved in any lawsuits or pending regulatory actions; whether Braver Wealth’s management of other accounts would conflict with its management of the Fund; and whether Braver Wealth has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided by Braver Wealth of its practices for monitoring compliance with the Fund’s investment limitations, noting that Braver Wealth would periodically review the portfolio managers’ performance of their duties to ensure compliance under Braver Wealth’s compliance program. The Board then reviewed the capitalization of Braver Wealth based on financial information and other materials provided by Braver Wealth and discussed such materials with Braver Wealth.  The Board concluded that Braver Wealth was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.

The Board also concluded that Braver Wealth had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Braver Wealth to the Fund were satisfactory and reliable.

Performance.  The Board considered Braver Wealth’s past performance as well as other factors relating to Braver Wealth’s track record.  The Trustees reviewed the performance of Braver Wealth’s composite track records for its applicable strategies and concluded that Braver Wealth was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by Braver Wealth, the Board reviewed and discussed a comparison of management fees and total operating expense data and reviewed the Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by Braver Wealth with similar investment objectives and strategies and of similar size. The Board also considered any fall-out benefits likely to accrue to Braver Wealth or its affiliates from its relationship with the Fund.  The Board reviewed the contractual arrangements for the Fund, including a proposed operating expense limitation agreement pursuant to which Braver Wealth had agreed to waive or limit its management fee and/or reimburse expenses and to limit net annual operating expenses, exclusive of certain fees, at least until September 30, 2013 and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on the experience, expertise and services to be provided to the Fund by Braver Wealth, the fees to be charged by Brave Wealth were fair and reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Braver Wealth with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of Braver Wealth provided by Braver Wealth.  With respect to Braver Wealth, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were fair and reasonable and that anticipated profits from Braver Wealth’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed Braver Wealth’s expectations for growth of the Fund. The Board noted that the start-up phase of a fund may be too soon to properly evaluate all of the economies.  The Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from Braver Wealth as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Braver Tactical Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited)

May 31, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC since 2010 (financial services); Director of Marketing and of Asset Management; Director of Index Licensing, Value Line (from 1994 to 2010).	24	Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors, Trustee, Northern Lights ETF Trust
Anthony H. Lewis 1946	Trustee since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	24	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel, Inc. (magnet manufacturer)
Keith Rhoades 1948	Trustee since May 2011	Director and then Senior Director – General Ledger / Financial Research, Union Pacific Railroad (from 1988 to 2008). Retired since 2008.	24	NONE
Randy Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	24	Orizon Investment Counsel (financial services company) Board Member

Braver Tactical Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

May 31, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee since May 2011

Director, Secretary and General Counsel of Constellation Trust Company since 2004; Secretary and General Counsel of Gemcom, LLC (financial printer) since 2004; Secretary, Manager and General Counsel of Northern Lights Compliance Services, LLC since 2004; Secretary and Chief Legal Officer of AdvisorOne Funds since 2003;  Secretary and General Counsel of Gemini Fund Services, LLC since 2012; General Counsel, Manager, CEO and Secretary of Northern Lights Distributors, LLC (mutual fund distributor) since 2003; General Counsel and Secretary of NorthStar Financial Services Group, LLC since 2003; General Counsel and Secretary of CLS Investments, LLC (investment advisor) since 2001; General Counsel and Secretary of Orion Advisor Services, LLC (back-office servicing company) since 2001;  Assistant Secretary to Northern Lights Fund Trust since 2011; and Assistant Secretary of Gemini Fund Services, LLC (2003-2012), Manager, NorthStar Financial Services Group, LLC (since 2012); Manager, Arbor Point Advisors, LLC (since 2012)

			24	NONE
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President since January 2013	President since May 2012, Executive Vice President and Director of Fund Administration from 2006 to April 2012, Gemini Fund Services, LLC; Vice-President, Gemcom, LLC, since 2004.	N/A	N/A
James P. Ash 80 Arkay drive Hauppauge, NY 11788 1976	Secretary since May 2011

Senior Vice President since May 2012 and Vice President from August 2011 to April 2012 and Director of Legal Administration, since 2009; Assistant Vice President of Legal Administration, from 2008 to 2011, Gemini Fund Services, LLC

			N/A	N/A
Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 1968	Treasurer since January 2013

Vice President of Gemini Fund Services, LLC (since 2012); Assistant Vice President, Gemini Fund Services, LLC (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).

			N/A	N/A

Braver Tactical Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

May 31, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Emile Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer since May 2011

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC (2003 – 2011);  CCO of Various clients of Northern Lights Compliance Services, LLC (since 2011).

			N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-294-7539.

5/31/13-NLII-V1

BRAVER TACTICAL OPPORTUNITY FUND

EXPENSE EXAMPLES (Unaudited)

May 31, 2013

As a shareholder of the Braver Tactical Opportunity Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 through May 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Actual	Annualized Expense Ratio	Beginning Account Value 12/1/2012	Ending Account Value 5/31/13	Expense Paid During Period 12/1/12-5/31/13
Class N	1.50%	$1,000.00	$1,093.50	$7.83

Hypothetical (5% return before expenses)	Annualized Expense Ratio	Beginning Account Value 12/1/2012	Ending Account Value 5/31/13	Expense Paid During Period* 12/1/12-5/31/13
Class N	1.50%	$1,000.00	$1,017.45	$7.54

* Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Privacy Policy

                                               Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-294-7539 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-294-7539.

INVESTMENT ADVISOR

Braver Wealth Management, LLC

117 Kendrick Street, Suite 800

Needham, MA 02494

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 - $12,000

(b)

Audit-Related Fees

2013 – None

(c)

Tax Fees

2013 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 – $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

8/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

        Kevin E. Wolf, President

Date

8/9/13

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

8/9/13